Cash Flow Statement (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017	[2]	Apr. 30, 2016	[2]	Oct. 31, 2018
Cash flows from operating activities [Abstract]
Profit from continuing operations	$ 124,083	[1],[3]	$ 135,979	[3],[4]	$ 707,193
Profit from discontinued operation	33,720	[1],[3]	26,993	[3],[4]	76,940
Profit for the period	157,803	[1]	162,972	[4]	784,133
Adjustments for [Abstract]
Net interest	95,845		97,348		342,712
Taxation	38,541		32,424		(638,875)
Share of results of associates	1,254		2,190		1,809
Operating profit	293,443		294,934		489,779
Research and development tax credits	(2,998)		(2,041)		(2,013)
Depreciation	11,794		11,419		95,179
Loss on disposal of property, plant and equipment	520		109		4,581
Amortization of intangible assets	236,434		203,313		943,210
Share based compensation charge	34,506		28,793		72,175
Exchange movements	(4,890)		(2,915)		(34,505)
Provisions movements	47,266		12,985		142,859
Changes in working capital [Abstract]
Inventories	29		28		35
Trade and other receivables	10,224		(49,175)		(408,879)
Payables and other liabilities	(33,252)		30,923		131,333
Provision utilization	(43,476)		(55,639)		(145,012)
Deferred income	15,375		(16,603)		131,477
Pension funding in excess of charge to operating profit	(183)		(18)		4,092
Cash generated from operations	$ 564,792		$ 456,113		$ 1,424,311

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months ended April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)